Capitalized Acquisition Costs, Net - Summary of Estimate Future Amortization Expense for Capitalized Acquisition Costs (Detail) $ in Millions	Jun. 30, 2020 USD ($)
Capitalized Acquisition Costs Net [Abstract]
2020 (remaining six months)	$ 7.7
2021	12.6
2022	7.7
2023	1.3
Total	$ 29.3